ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2011
ADVANCES FROM CUSTOMERS

8. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2010	2011
Customer B	$—	$7,364,873
Customer G	17,345,263	16,119,606
Customer D	2,908,070	7,026,172
Customer A	4,228,955	2,211,201
Customer H	12,768,806	2,156,858
Others	8,353,412	3,689,634

Total	$45,604,506	$38,568,344

Less: Current portion of Advance from customers	$45,604,506	$26,060,543

Long term advance from customers	$—	$12,507,801